Property and equipment (Tables)	12 Months Ended
Dec. 31, 2023
Property and equipment
Changes in property and equipment

	IT equipment	Furniture, equipment and facilities	Library books	Vehicles	Lands	Construction in progress	Leasehold improvements	TOTAL
As of December 31, 2020
Net book value	9,884	27,573	4,532	—	—	28	54,652	96,669
Cost	24,484	52,541	20,994	—	—	28	69,462	167,509
Accumulated depreciation	(14,600)	(24,968)	(16,462)	—	—	—	(14,810)	(70,840)
Purchases	9,166	8,645	—	—	—	5,496	2,688	25,995
Transfers	—	—	—	—	—	(4,344)	4,344	—
Disposals	—	(9)	—	—	—	—	—	(9)
Business combinations	—	—	—	—	—	—	—	—
Depreciation	(3,604)	(3,691)	(1,556)	—	—	—	(6,965)	(15,816)
As of December 31, 2021
Net book value	15,446	32,519	2,977	—	—	1,180	54,719	106,839
Cost	33,650	61,178	20,995	—	—	1,180	76,494	193,495
Accumulated depreciation	(18,204)	(28,659)	(18,018)	—	—	—	(21,774)	(86,655)
Purchases	8,701	6,472	225	624	—	13,144	11,149	40,315
Transfers	—	—	—	—	—	(5,362)	5,362	—
Disposals	—	(827)	—	—	—	—	(10,537)	(11,364)
Business combinations	20,158	45,352	2,471	1,365	4,566	1,686	2,526	78,124
Depreciation	(11,017)	(3,526)	(1,466)	(829)	—	—	(2,502)	(19,340)
As of December 31, 2022
Net book value	33,287	79,990	4,208	1,160	4,566	10,648	60,716	194,575
Cost	90,947	156,004	37,719	5,215	4,566	10,648	85,432	390,531
Accumulated depreciation	(57,660)	(76,014)	(33,511)	(4,055)	—	—	(24,716)	(195,956)
Purchases	17,511	23,998	645	—	—	7,659	1,487	51,300
Transfers	49	618	—	—	—	(8,479)	7,812	—
Disposals	(1,430)	(3,776)	(1)	(211)	—	—	(50)	(5,468)
Depreciation	(12,653)	(13,385)	(1,454)	(305)	—	—	(6,758)	(34,555)
As of December 31, 2023
Net book value	36,764	87,445	3,398	644	4,566	9,828	63,207	205,852
Cost	77,215	150,692	38,363	4,376	4,566	9,828	94,681	379,721
Accumulated depreciation	(40,451)	(63,247)	(34,965)	(3,732)	—	—	(31,474)	(173,869)